SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
Emerging Markets Equity Fund
International Fixed Income Fund
Emerging Markets Debt Fund
(each, a "Fund" and together, the "Funds")

Supplement dated July 17, 2015
to the Class A Shares Prospectus (the "Prospectus") dated January 31, 2015, as amended on April 1, 2015

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Sub-Advisers

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the International Equity Fund, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
WCM Investment Management	Paul R. Black	Since 2015	Portfolio Manager, co-CEO
	Peter J. Hunkel	Since 2015	Portfolio Manager & Business Analyst
	Michael B. Trigg	Since 2015	Portfolio Manager & Business Analyst
	Kurt R. Winrich	Since 2015	Portfolio Manager, co-CEO

In addition, under the heading "International Equity Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

WCM Investment Management: WCM Investment Management (WCM), located at 281 Brooks Street, Laguna Beach, CA 92651, serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund's assets allocated to WCM. Paul R. Black serves as Portfolio Manager and co-CEO at WCM, and has been with the firm since 1989. His primary responsibilities are portfolio management and equity research. Peter J. Hunkel serves as Portfolio Manager and Business Analyst at WCM and has been with the firm since 2001. His primary responsibilities are portfolio management and equity research. Michael B. Trigg serves as Portfolio Manager and Business Analyst at WCM and has been with the firm since 2006. His primary responsibilities are portfolio management and equity research. Kurt R. Winrich serves as Portfolio Manager and co-CEO at WCM, and has been with the firm since 1984. His primary responsibilities are portfolio management and equity research.

There are no other changes in the portfolio management of the International Equity Fund.

Removal of Redemption Fees

In the Fund Summary for each Fund, under the sub-heading entitled "Shareholder Fees," the table referencing Redemption Fees is hereby deleted.

In addition, in the section entitled "How to Sell Your Fund Shares," the sub-section entitled "Redemption Fees" is hereby deleted and replaced with the following:

Large Redemptions

Large unexpected redemptions to a Fund can disrupt portfolio management and increase trading costs by causing the Fund to liquidate a substantial portion of its assets in a short period of time. Large redemptions may arise from the redemption activity of a single investor, or the activity of a single investment manager managing multiple underlying accounts. In the event of a large unexpected redemption, a Fund may take such steps as implementing a redemption in kind or delaying the delivery of redemption proceeds for up to seven days. Further, the Funds may reject future purchases from that investor or investment manager. An investor or investment manager with a large position in a Fund may reduce the likelihood of these actions if it works with the Fund to mitigate the impact of a large redemption by, for example, providing advance notice to the Fund of a large redemption or by implementing the redemption in stages over a period of time.

There are no other changes in the Fees and Expenses of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-960 (7/15)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
(the "Fund")

Supplement dated July 17, 2015
to the Class I Shares Prospectus (the "Prospectus") dated January 31, 2015

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Sub-Advisers

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Fund, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
WCM Investment Management	Paul R. Black	Since 2015	Portfolio Manager, co-CEO
	Peter J. Hunkel	Since 2015	Portfolio Manager & Business Analyst
	Michael B. Trigg	Since 2015	Portfolio Manager & Business Analyst
	Kurt R. Winrich	Since 2015	Portfolio Manager, co-CEO

In addition, under the heading "International Equity Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

WCM Investment Management: WCM Investment Management (WCM), located at 281 Brooks Street, Laguna Beach, CA 92651, serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund's assets allocated to WCM. Paul R. Black serves as Portfolio Manager and co-CEO at WCM, and has been with the firm since 1989. His primary responsibilities are portfolio management and equity research. Peter J. Hunkel serves as Portfolio Manager and Business Analyst at WCM and has been with the firm since 2001. His primary responsibilities are portfolio management and equity research. Michael B. Trigg serves as Portfolio Manager and Business Analyst at WCM and has been with the firm since 2006. His primary responsibilities are portfolio management and equity research. Kurt R. Winrich serves as Portfolio Manager and co-CEO at WCM, and has been with the firm since 1984. His primary responsibilities are portfolio management and equity research.

There are no other changes in the portfolio management of the Fund.

Removal of Redemption Fees

In the Fund Summary for the Fund, under the sub-heading entitled "Shareholder Fees," the table referencing Redemption Fees is hereby deleted.

In addition, in the section entitled "How to Sell Your Fund Shares," the sub-section entitled "Redemption Fees" is hereby deleted and replaced with the following:

Large Redemptions

Large unexpected redemptions to a Fund can disrupt portfolio management and increase trading costs by causing the Fund to liquidate a substantial portion of its assets in a short period of time. Large redemptions may arise from the redemption activity of a single investor, or the activity of a single investment manager managing multiple underlying accounts. In the event of a large unexpected redemption, a Fund may take such steps as implementing a redemption in kind or delaying the delivery of redemption proceeds for up to seven days. Further, the Fund may reject future purchases from that investor or investment manager. An investor or investment manager with a large position in a Fund may reduce the likelihood of these actions if it works with the Fund to mitigate the impact of a large redemption by, for example, providing advance notice to the Fund of a large redemption or by implementing the redemption in stages over a period of time.

There are no other changes in the Fees and Expenses of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-961 (7/15)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
Emerging Markets Equity Fund
International Fixed Income Fund
Emerging Markets Debt Fund
(each, a "Fund" and together, the "Funds")

Supplement dated July 17, 2015
to the Class Y Shares Prospectus (the "Prospectus") dated January 31, 2015, as amended on April 1, 2015

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Sub-Advisers

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the International Equity Fund, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Fund	Title with Sub-Adviser
WCM Investment Management	Paul R. Black	Since 2015	Portfolio Manager, co-CEO
	Peter J. Hunkel	Since 2015	Portfolio Manager & Business Analyst
	Michael B. Trigg	Since 2015	Portfolio Manager & Business Analyst
	Kurt R. Winrich	Since 2015	Portfolio Manager, co-CEO

In addition, under the heading "International Equity Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

WCM Investment Management: WCM Investment Management (WCM), located at 281 Brooks Street, Laguna Beach, CA 92651, serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund's assets allocated to WCM. Paul R. Black serves as Portfolio Manager and co-CEO at WCM, and has been with the firm since 1989. His primary responsibilities are portfolio management and equity research. Peter J. Hunkel serves as Portfolio Manager and Business Analyst at WCM and has been with the firm since 2001. His primary responsibilities are portfolio management and equity research. Michael B. Trigg serves as Portfolio Manager and Business Analyst at WCM and has been with the firm since 2006. His primary responsibilities are portfolio management and equity research. Kurt R. Winrich serves as Portfolio Manager and co-CEO at WCM, and has been with the firm since 1984. His primary responsibilities are portfolio management and equity research.

There are no other changes in the portfolio management of the International Equity Fund.

Removal of Redemption Fees

In the Fund Summary for each Fund, under the sub-heading entitled "Shareholder Fees," the table referencing Redemption Fees is hereby deleted.

In addition, in the section entitled "How to Sell Your Fund Shares," the sub-section entitled "Redemption Fees" is hereby deleted and replaced with the following:

Large Redemptions

Large unexpected redemptions to a Fund can disrupt portfolio management and increase trading costs by causing the Fund to liquidate a substantial portion of its assets in a short period of time. Large redemptions may arise from the redemption activity of a single investor, or the activity of a single investment manager managing multiple underlying accounts. In the event of a large unexpected redemption, a Fund may take such steps as implementing a redemption in kind or delaying the delivery of redemption proceeds for up to seven days. Further, the Funds may reject future purchases from that investor or investment manager. An investor or investment manager with a large position in a Fund may reduce the likelihood of these actions if it works with the Fund to mitigate the impact of a large redemption by, for example, providing advance notice to the Fund of a large redemption or by implementing the redemption in stages over a period of time.

There are no other changes in the Fees and Expenses of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-962 (7/15)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
(the "Fund")

Supplement dated July 17, 2015
to the Statement of Additional Information (the "SAI") dated January 31, 2015, as amended on April 1, 2015

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Sub-Advisers

Under the heading "The Sub-Advisers," in the section entitled "The Adviser and Sub-Advisers," the following paragraph is hereby added in the appropriate order thereof:

WCM INVESTMENT MANAGEMENT—WCM Investment Management ("WCM"), located at 281 Brooks Street, Laguna Beach, CA 92651, serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. WCM was founded in 1976 and is 100% employee-owned.

In addition, under the heading "Portfolio Management," in the section entitled "The Adviser and Sub-Advisers," the following paragraphs are hereby added in the appropriate order thereof:

WCM

Compensation. SIMC pays WCM a fee based on the assets under management of the International Equity Fund as set forth in an investment sub-advisory agreement between WCM and SIMC. WCM pays its professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Equity Fund. The following information relates to the period ended March 31, 2015.

WCM's portfolio managers are compensated with a fixed base salary and share in the profitability of the firm from their equity ownership. Sanjay Ayer also receives a portion of the revenue generated by the strategies for which he serves as portfolio manager. On occasion, WCM has agreed to a performance-based fee arrangement. In these arrangements, the fee is generally the greater of a "base" component or a "performance" component as measured against a benchmark. Performance fees are charged only in compliance with Rule 205-3 under the Investment Advisers Act of 1940, as amended, and only to "qualified clients" as defined in that rule. Portfolio managers' compensation arrangements are not directly linked to any such arrangement.

Ownership of Fund Shares. As of March 31, 2015, WCM's portfolio managers did not beneficially own any shares of the International Equity Fund.

Other Accounts. As of March 31, 2015, in addition to the International Equity Fund, WCM's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager†	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Paul R. Black	8	$1,554.20	7	$311.07	201		$4,452.39
	0	$0.00	0	$0.00	4	*	$434.64
Peter J. Hunkel	8	$1,554.20	7	$311.07	201		$4,452.39
	0	$0.00	0	$0.00	4	*	$434.64
Michael B. Trigg	8	$1,554.20	7	$311.07	201		$4,452.39
	0	$0.00	0	$0.00	4	*	$434.64
Kurt R. Winrich	8	$1,554.20	7	$311.07	201		$4,452.39
	0	$0.00	0	$0.00	4	*	$434.64

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. The management of multiple funds and accounts may give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees (including performance-based fees) as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. The firm seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The firm seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While WCM has adopted a code of ethics which we believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

In addition, WCM has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

There are no other changes in the portfolio management of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-963 (7/15)